Right of Use Assets (Details) - Schedule of Right-of-Use Assets - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right of Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Total right of use assets	$ 360,455	$ 35,199	$ 105,594
Less: Accumulated depreciation	(39,685)	(140,793)
Land and buildings - Right-of-use [Member]
Right of Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Total right of use assets	$ 400,140	$ 175,992